Exploration and evaluation assets	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Exploration and evaluation assets [Text Block]
6.	Exploration and evaluation assets

The Company’s deferred exploration costs are as follows:

	Balance,		Balance,		Balance,
	December 31,	Change in year	December 31,	Change in year	December 31,
	2015	2016	2016	2017	2017
	$	$	$	$	$

Mineral property interests	179,500	-	179,500	-	179,500
Assays and testing	2,052,292	-	2,052,292	-	2,052,292
Claims renewal / staking	459,261	-	459,261	-	459,261
Drilling	12,488,967	-	12,488,967	-	12,488,967
Environmental studies	1,256,621	-	1,256,621	-	1,256,621
Exploration data management	917,422	-	917,422	-	917,422
First Nations	166,444	-	166,444	-	166,444
Geochemistry	111,066	-	111,066	-	111,066
Geological and engineering services	8,779,898	18,000	8,779,898	54,358	8,834,256
Geophysical services	743,515	-	743,515	-	743,515
Metallurgy	3,792,672	7,500	3,792,672	-	3,792,672
Petrographic work	43,957	-	43,957	-	43,957
Project management	106,015	-	106,015	-	106,015
Survey, mapping and camp	1,617,849	10,866	1,617,849	10,597	1,628,446
Transportation	2,604,549	-	2,604,549	-	2,604,549
Cost recovery	(56,480)	-	(56,480)	-	(56,480)
Property impairments	(33,006,960)	(29,093)	(33,006,960)	(51,964)	(33,058,924)
BC refundable mining tax credits	(2,195,403)	(7,273)	(2,195,403)	(12,991)	(2,208,394)
Federal non-refundable mining tax credits, net
of valuation allowance	(61,185)	-	(61,185)	-	(61,185)
	1	-	1	-	1

The Company has a 100% interest in certain mineral claims, located along the Turnagain River in British Columbia, Canada. One claim is subject to a 4% net smelter return royalty (“NSR”). The Company has the option to purchase all or part of the NSR within four years of commercial production for a price of $1,000,000 per 1% NSR.

During the year ended December 31, 2016, the Company incurred costs totalling $29,093 net of B.C. Mineral Exploration Tax Credits on the Turnagain mineral claims, which were impaired based on the indicators discussed below.

At December 31, 2016, the Company determined that impairment indicators existed and reduced he carrying value of the Turnagain mineral claims by $29,093 to $1 based on management’s assessment of current nickel prices, the global over-supply of nickel held in inventories and the weaker than expected Chinese and European demand for nickel. Future changes to this estimate could have a significant impact on the carrying value of the Turnagain mineral claims.

During the year ended December 31, 2017, the Company incurred $51,964 of exploration and evaluation expenditures. All of the expenditures were recorded to the statement of loss as exploration property impairments.